                        Supplement dated July 24, 2001
                        To Prospectus dated May 1, 2001
                    For GE Capital Life Separate Account II
                                 PNY1155 4/00


The purpose of this supplement is to modify certain information contained in your prospectus dated May 1, 2001. The changes reflected in this supplement relate to the following sections of your prospectus:


Examples, Example 2.

The Oppenheimer Main Street Growth & Income Portfolio/VA Subaccounts, under the 5 Years column, the expense number is revised to read:

Subaccount Investing In:                                1 Year    3 Years    5 Years    10 Years
------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Portfolio/VA     24.61      75.75     129.55      276.63

Any Statement of Additional Information References

The Statement of Additional Information ("SAI") has been revised. Any reference in the prospectus to the date of the SAI is amended to reflect the revised date of July 5, 2001.


 This Supplement should be retained with your Prospectus for future reference.

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                         New York, New York 10017-5529